BORROWINGS - LONG TERM LOAN (Details)									1 Months Ended																							12 Months Ended
	Jun. 15, 2018 CNY (¥)	Jun. 15, 2018 USD ($)	May 14, 2018 CNY (¥)	May 14, 2018 USD ($)	Apr. 24, 2018 CNY (¥)	Jan. 15, 2018 CNY (¥)	Jan. 15, 2018 USD ($)	Dec. 21, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	May 31, 2021 CNY (¥)	May 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)	Nov. 30, 2020 CNY (¥)	Nov. 30, 2020 USD ($)	Oct. 31, 2020 CNY (¥)	Oct. 31, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Nov. 30, 2019 CNY (¥)	Nov. 30, 2019 USD ($)	Oct. 31, 2019 CNY (¥)	Oct. 31, 2019 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jan. 30, 2018 CNY (¥)	Jan. 30, 2018 USD ($)	Dec. 13, 2017 CNY (¥)	Nov. 07, 2017 CNY (¥)	Oct. 30, 2017 CNY (¥)
Debt Instrument [Line Items]
Long-term bank loan									¥ 168,739,000																							¥ 168,739,000		¥ 319,941,000		$ 26,479,000
Less: current portion									(168,739,000)																							(168,739,000)		(319,941,000)		(26,479,000)
Total									0																							¥ 0		0		0
Notice for early repayment of bank loans																													¥ 160,000,000	$ 22,983,000
Threshold period for early repayment of bank loans																																3 days	3 days
Loan repayment deducted by bank | $																						$ 5,668
Early repayment of bank loans																																¥ 3,208,000	$ 503,000	59,000	¥ 73,850,000
Carrying value of the bank loan									168,738,533																							168,738,533				26,478,758
Future installment repayment
Payments of Financing Costs																																		9,626,000	¥ 1,873,000
Xin Run
Debt Instrument [Line Items]
Notice for early repayment of bank loans					¥ 14,400,000														¥ 175,078,000	$ 27,473,000
Bank B
Debt Instrument [Line Items]
Notice for early repayment of bank loans																													170,000,000	24,419,000
Bank C
Debt Instrument [Line Items]
Notice for early repayment of bank loans | $																														$ 22,983,000
Loan repayment deducted by bank									1,224,481	$ 192,147	¥ 2,008,210	$ 315,132	¥ 2,008,210	$ 315,132	¥ 1,224,481	$ 192,147	¥ 2,008,210	$ 315,132			¥ 36,986		¥ 21,885	$ 3,354	¥ 21,885	$ 3,354
Early repayment of bank loans																											¥ 10,000,000	$ 1,436,000
Bank of Fushun [Member] | Three-year credit facility
Debt Instrument [Line Items]
Interest rate (as a percent)																																										8.00004%
Long-term Line of Credit																																						¥ 27,000,000	$ 3,927,000	¥ 23,000,000	¥ 150,000,000	¥ 150,000,000
Future installment repayment
Debt Instrument, Face Amount																																										240,000,000
Payments of Financing Costs																															¥ 2,400,000
Line of Credit facility, Capital Expenditure																																										¥ 90,000,000
Shenyang Rural Commercial Bank [Member]
Debt Instrument [Line Items]
Interest rate (as a percent)								30.00%
Long-term Line of Credit								¥ 40,000,000
Notice for early repayment of bank loans																													¥ 160,000,000
Future installment repayment
Debt Instrument, Face Amount								220,000,000
Payments of Financing Costs	¥ 90,000,000	$ 13,090,000	¥ 20,000,000	$ 2,909,000		¥ 50,000,000	$ 7,272,000	¥ 6,775,000
Bank B and C
Debt Instrument [Line Items]
Carrying value of the bank loan									¥ 475,236,000																							¥ 475,236,000		¥ 622,780,000		$ 74,574,000	$ 95,455,000